Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands		6 Months Ended		12 Months Ended
	Jan. 01, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2023 USD ($)
Significant Accounting Policies (Details) [Line Items]
Net losses		¥ 52,000		¥ 323,000
Net cash used in operating activities				176,000
Accumulated deficit		4,574,000
Cash and cash equivalents		58,274		53,245	$ 8,036
Impairment loss on right of use assets
Impairment loss on property plant equipment			312
Impairment loss on intangible assets			8,808
Impairment losses on other non-current assets		¥ 25,825	¥ 88,620
Convenience translation, description		Translations of balances in the consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in shareholders’ equity and cash flows from RMB into US dollars as of and for the six months ended June 30, 2023 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB7.2513 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on June 30, 2023.
Credit losses	¥ 6,223	¥ 8,593		861
Accounts receivable	85
Retained earnings	6,308	(4,574,403)		(4,529,473)	$ (630,839)
Contract liabilities		12,974		11,715
Deferred revenue		¥ 4,927		¥ 16,605
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Ownership interest		20.00%
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Ownership interest		50.00%
Recently Adopted Accounting Pronouncements [Member]
Significant Accounting Policies (Details) [Line Items]
Retained earnings	¥ 6,308
Business Combination [Member]
Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents		¥ 274,000